Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares			6 Months Ended
	Jun. 28, 2018	Mar. 28, 2017	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Statements of Changes in Shareholders' Equity
Dividends paid per share (in USD per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.02